UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06721

Name of Fund: The BlackRock Insured Municipal 2008 Term Trust Inc. (BRM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Insured Municipal 2008 Term Trust Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
California - 7.0%	East Bay Municipal Utility District, California, Water System Revenue
	Refunding Bonds, VRDN, Sub-Series B, 8.30%, 6/01/25 (a)(b)(c)	$ 14,840	$ 14,840,000
	Southern California Public Power Authority, Revenue Refunding Bonds
	(Power Transmission Project), VRDN, Sub-Series B, 8.40%,
	7/01/23 (a)(b)(c)	13,985	13,985,000
			28,825,000
Colorado - 0.5%	El Paso County, Colorado, COP (Detention Facilities Project),
	Series B, 3.20%, 12/01/08 (d)	1,000	1,001,240
	Thornton, Colorado, COP, 3.25%, 12/01/08 (d)	1,000	1,000,610
			2,001,850
Delaware - 0.2%	Delaware River and Bay Authority Revenue Bonds, 3.25%, 1/01/09 (e)	650	651,176
District of Columbia - 2.6%	District of Columbia, GO, VRDN, Series D-1, 8.05%, 6/01/26 (a)(b)(c)	10,675	10,675,000
Florida - 5.1%	Broward County, Florida, School Board, COP, VRDN, 7.25%,
	7/01/21 (a)(b)(c)	5,000	5,000,000
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), VRDN, Series A-1,
	9%, 10/01/41 (a)(b)(c)	100	100,000
	Palm Beach County, Florida, School Board, COP, VRDN, Series B, 8.05%,
	8/01/27 (a)(b)(c)	12,405	12,405,000
	Palm Beach, Florida, Revenue Refunding Bonds (Beach Restoration
	Project), Series A, 5%, 1/01/09 (c)	1,300	1,309,022
	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%,
	10/01/08 (c)	2,080	2,080,187
			20,894,209
Georgia - 4.8%	Monroe County, Georgia, Development Authority, PCR, Refunding
	(Georgia Power Company - Scherer Plant Project), 4.20%, 1/01/12 (d)	20,000	20,002,000
Illinois - 3.0%	Cook County, Illinois, School District Number 025 (Arlington Heights),
	GO, Refunding, 4.50%, 12/01/08 (c)	2,000	2,007,380
	Du Page County, Illinois, Forest Preserve District,
	GO, 5.90%, 11/01/08 (f)	8,985	8,963,436
	Kane and Du Page Counties, Illinois, Community Unit School District
	303 (Saint Charles), GO, Series A, 3.75%, 1/01/09 (c)	1,455	1,460,296
			12,431,112
Kentucky - 0.9%	Owensboro, Kentucky, Electric, Light and Power Revenue Bonds, Series
	B, 6.75%, 1/01/09 (d)(f)	3,890	3,861,603
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BlackRock Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Michigan - 0.9%	Michigan State Trunk Line Revenue Bonds, Series A, 4.125%,
	11/01/08 (c)	$ 3,000	$ 3,004,650
	Wyandotte, Michigan, Electric Revenue Refunding Bonds, 6.25%,
	10/01/08 (e)	765	765,069
			3,769,719
New Jersey - 0.7%	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 5%, 12/01/08 (c)	1,000	1,004,440
	New Jersey State Transportation Trust Fund Authority, Transportation
	System Revenue Refunding Bonds, Series C, 5.25%,
	12/15/08 (d)	1,750	1,759,572
			2,764,012
New York - 2.9%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, VRDN, Series B, 6.50%,
	11/01/22 (a)(b)(c)	6,000	6,000,000
	New York State Dormitory Authority, Mental Health Services Revenue
	Bonds, VRDN, Sub-Series D-2B, 6.40%, 2/15/31 (a)(b)(c)	2,000	2,000,000
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, 129th Series, 2.875%, 11/01/08 (c)	4,000	4,001,760
			12,001,760
North Carolina - 3.2%	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
	System Revenue Bonds (Carolinas Healthcare System), VRDN, Series J,
	7.25%, 1/15/46 (a)(b)(c)	13,040	13,040,000
Oregon - 1.0%	Lane County, Oregon, School District Number 4J (Eugene), GO,
	Advance Refunding, 3%, 1/01/09 (c)	1,285	1,287,531
	Oregon State Department of Administrative Services, COP, Refunding,
	Series A, 5%, 11/01/08 (c)	2,905	2,911,391
			4,198,922
Pennsylvania - 5.2%	Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power
	and Light Utilities Corporation Project), 3.125%, 11/01/08 (c)	16,250	16,253,250
	Pennsylvania State Department of General Services, COP, Refunding,
	4.50%, 11/01/08 (c)	2,120	2,123,668
	Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue
	Refunding Bonds, 3.25%, 12/01/08 (d)	3,125	3,124,969
			21,501,887
Texas - 4.4%	Austin, Texas, Combined Utility System, Revenue Refunding Bonds,
	6.625%, 11/15/08 (d)	5,000	5,023,500
	Austin, Texas, Combined Utility System, Revenue Refunding Bonds,
	CABS, Series A, 6.85%, 11/15/08 (e)(f)	11,515	11,473,316
	North Texas Tollway Authority, Dallas North Tollway System, Revenue
	Refunding Bonds, Series C, 5%, 1/01/09 (c)(g)	1,500	1,509,840
			18,006,656
Washington - 4.5%	Clark County, Washington, Public Utility District Number 001, Electric
	Revenue Refunding Bonds, 5%, 1/01/09 (e)	1,250	1,257,400
	King County, Washington, GO, Series D, 5.55%, 12/01/08 (e)	12,850	12,913,093

BlackRock Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
King County, Washington, Public Transportation Sales Tax, GO,
Refunding, 3.50%, 12/01/08 (c)	$ 3,060	$ 3,066,120
Seattle, Washington, GO, Series F, 5.125%, 12/15/08 (h)	250	251,083
Washington State Health Care Facilities Authority Revenue Bonds
(Catholic Health Initiatives), Series A, 5.30%, 12/01/08 (e)	1,010	1,014,474
		18,502,170
Total Long-Term Investments
(Cost - $192,798,001) - 46.9%		193,127,076
Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (i)(j)	32,700,000	32,700,000
	Par
U.S. Government Obligations (k)	(000)
Fannie Mae Discount Notes, 3.04%, 10/20/08	$ 57,835	57,743,429
Fannie Mae Discount Notes, 3.05%, 11/03/08	41,500	41,385,875
Freddie Mac Discount Notes, 3.20%, 10/27/08	66,697	66,544,783
U.S. Treasury Notes, 4.875%, 10/31/08	19,364	19,427,533
Total Short-Term Securities
(Cost - $217,782,097) - 52.8%		217,801,620
Total Investments (Cost - $410,580,098*) - 99.7%		410,928,696
Other Assets Less Liabilities - 0.3%		1,083,634
Net Assets Applicable to Common Shares - 100.0%		$ 412,012,330

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 410,871,309
Gross unrealized appreciation	$ 94,298
Gross unrealized depreciation	(36,911)
Net unrealized appreciation	$ 57,387

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c)	FSA Insured.
(d)	AMBAC Insured.
(e)	MBIA Insured.
(f)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represents the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	32,700,000	$ 77,475

(k)	The interest rates shown reflect the discount rates at the time of purchase.

BlackRock Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

  Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$32,700,000
Level 2	378,228,696
Level 3	-
Total	$410,928,696

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal 2008 Term Trust Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008